Guarantees granted, commitments and contingent liabilities - Narrative (Details) € in Millions, $ in Millions				1 Months Ended							12 Months Ended
	Feb. 06, 2026	Jul. 08, 2025 USD ($)	Jan. 14, 2021 USD ($)	Nov. 30, 2023 EUR (€) employee	Nov. 30, 2023 USD ($) employee	Nov. 30, 2023 CAD ($) employee	Apr. 30, 2022 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2018	Dec. 31, 2015	Dec. 31, 2025 EUR (€) case guarantee claim	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($) claim case	Dec. 31, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Ownership period limit for repurchase obligation										1 year
Refunds provision											€ 242				$ 284,000,000
Guarantee at fair value											0
Capital commitments											€ 1,700
Collective agreements related costs, including restructuring costs and other costs														€ 671
Number of consumer claims | claim											1,500				1,500
Number of individual consumer cases | case											70				70
FCA US LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary									100.00%		100.00%
Previous rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $			$ 5.50				$ 5.00	$ 5.50
New base rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $		$ 0.00	$ 14.00				$ 14.00	$ 14.00
StarPlus Energy LLC (“StarPlus”)
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term											9 years				9 years
Outstanding commitments made by entity											€ 2,885
ACC
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term											5 years				5 years
Outstanding commitments made by entity											€ 2,879
STM Financial Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term										10 years
Financing agreement, renewal period term										1 year
United Auto Workers
Disclosure of contingent liabilities [line items]
Labor agreement, additional funding of defined benefit plan				€ 925	$ 1,000,000,000
Number of employees covered by pension benefit plans | employee				43,000	43,000	43,000
Labor agreement, ratification bonus awarded				€ 201	$ 219,000,000
Unifor
Disclosure of contingent liabilities [line items]
Number of employees covered by pension benefit plans | employee				7,500	7,500	7,500
Labor agreement, ratification bonus awarded				€ 49		$ 72
Labor agreement, term				3 years	3 years	3 years
NextStar Energy Inc
Disclosure of contingent liabilities [line items]
Maximum amount available under credit facility											€ 1,144	€ 1,294			$ 1,344,000,000	$ 1,344,000,000
Group Santander Consumer Finance (SCF)
Disclosure of contingent liabilities [line items]
Number of guarantees granted | guarantee											1
Provision of guarantees or collateral by entity, related party transactions											€ 250	500
ACC | Loan commitments
Disclosure of contingent liabilities [line items]
Number of guarantees granted | guarantee											2
Provision of guarantees or collateral by entity, related party transactions											€ 635	423
ACC | Other commitments
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions											224	270
StarPlus Energy LLC (“StarPlus”)
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions											2,373	888	$ 2,788,000,000
Maximum amount available under credit facility											€ 6,383	7,218			$ 7,500,000,000
Percentage of loan covered by guarantor											49.00%				49.00%
Nidec | Loan commitments
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions											€ 126	115
NextStar Energy Inc
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions											€ 387	€ 363
Percentage of loan covered by guarantor											49.00%	49.00%			49.00%	49.00%
NextStar Energy Inc | Disposal of major subsidiary
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture, disposal	49.00%